Employee Benefit Plan, Nonparticipant-Directed Investment (Details) - EBP Third Federal 401(k) Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonparticipant-Directed Investment [Abstract]
EBP, Investment, Fair Value	$ 220,977,254	$ 199,750,476
EBP, Investment, Employer, Common Stock, to Total Asset, Percentage	7.00%	7.00%
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Investment, Fair Value	$ 220,977,254	$ 199,750,476
EBP, Investment, Employer, Common Stock, to Total Asset, Percentage	7.00%	7.00%
EBP, Employer, Common Stock
EBP, Nonparticipant-Directed Investment [Abstract]
EBP, Investment, Fair Value	$ 14,834,206	$ 14,362,161
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Investment, Fair Value	$ 14,834,206	$ 14,362,161